September 13, 2016

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811-03957
1933 Act Registration Numbers: 002-89328 and 333-36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 26, 2016
American Century Variable Portfolios, Inc.	0000814680	August 17, 2016
Dreyfus Investment Portfolios	0001056707	August 12, 2016
Dreyfus Variable Investment Fund	0000813383	August 12, 2016
Guggenheim Variable Funds Trust	0000217087	September 7, 2016
Legg Mason Partners Variable Equity Trust	0001176343	August 22, 2016
MFS® Variable Insurance Trust	0000918571	August 25, 2016
MFS® Variable Insurance Trust II	0000719269	August 25, 2016

Securities and Exchange Commission
September 13, 2016
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	August 25, 2016
Oppenheimer Variable Account Funds	0000752737	August 19, 2016
PIMCO Variable Insurance Trust	0001047304	August 26, 2016
Royce Capital Fund	0001006387	August 23, 2016
Rydex Variable Trust	0001064046	September 7, 2016

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company